Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

(a) Consolidation and Use of Estimates

These unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  The unaudited consolidated financial statements include the accounts of the Company and its wholly owned subsidiary.  All intercompany accounts and transactions have been eliminated in consolidation.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the allowance for doubtful accounts, software developed for internal use, valuation and useful lives of long-lived assets, definite-lived intangibles, goodwill, stock-based compensation, valuation of net deferred income tax assets and the best estimate of selling price for revenue recognition purposes. Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these consolidated financial statements change as new events occur, as more experience is acquired, as additional information is obtained and as the operating environment changes.

(b) Interim Unaudited Consolidated Financial Information

The accompanying unaudited consolidated financial statements and notes have been prepared in accordance with GAAP and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the results of operations, financial position, changes in stockholders’ equity and cash flows. The results of operations for the three-month period ended September 30, 2014 are not necessarily indicative of the results for the full year or the results for any future periods. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended June 30, 2014 included in the Company’s Annual Report on Form 10-K filed with the SEC on August 22, 2014.

(c) Income Taxes

Differences in the normal relationship between the income tax expense (benefit) and pre-tax income (loss) materially result from the existence of a valuation allowance recorded against the preponderance of the net deferred tax assets.

(d) Stock-Based Compensation

The Company recognizes all employee stock-based compensation as a cost in the financial statements. Equity-classified awards, including those under the 2014 Employee Stock Purchase Plan (“ESPP”), are measured at the grant date fair value of the award and expense is recognized, net of assumed forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the award. The Company estimates grant date fair value using the Black-Scholes option-pricing model and periodically updates the assumed forfeiture rates for actual experience over the option vesting term or the term of the ESPP purchase period.

(e) Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standard Board (FASB) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 supersedes a majority of existing revenue recognition guidance under US GAAP, and requires companies to recognize revenue when it transfers goods or services to a customer in an amount that reflects the consideration to which a company expects to be entitled. Companies may need to apply more judgment and estimation techniques or methods while recognizing revenue, which could result in additional disclosures to the financial statements. Topic 606 allows for either a “full retrospective” adoption or a “modified retrospective” adoption. The Company is currently evaluating which adoption method it will use. Early application is not permitted. The Company plans on adopting ASU 2014-09 beginning July 1, 2017 and is currently assessing the potential effects of these changes to its consolidated financial statements.

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements upon adoption.

(2) Summary of Significant Accounting Policies

(a) Basis of Presentation, Consolidation, and Use of Estimates

The accompanying consolidated financial statements of the Company have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the allowance for doubtful accounts, software developed for internal use, valuation and useful lives of long-lived assets, definite-lived intangibles, goodwill, stock-based compensation, valuation of net deferred income tax assets and the best estimate of selling price for revenue recognition purposes. Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these consolidated financial statements change as new events occur, as more experience is acquired, as additional information is obtained and as the operating environment changes.

The consolidated financial statements reflect the financial position and operating results of Paylocity Holding Corporation and include its wholly-owned subsidiary Paylocity Corporation. Intercompany accounts and transactions have been eliminated in consolidation.

(b) Concentrations of Risk

The Company regularly maintains cash balances that exceed Federal Depository Insurance Corporation limits. No individual client represents 10% or more of total revenues. For all periods presented, 100% of total revenues were generated by clients in the United States.

(c) Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(d) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the statements of cash flows. The Company maintains an allowance for doubtful accounts reflecting estimated potential losses in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our clients’ financial conditions, the amount of receivables in dispute, the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts quarterly. Past due balances over 60 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis. Account balances are charged off against the allowance after all commercially reasonable means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its clients.

Activity in the allowance for doubtful accounts was as follows:

	For the Years Ended June 30,
	2012	2013	2014
Balance at the beginning of the year	$80	$114	$118
Charged to expense	60	60	62
Write-offs	(26)	(56)	(54)
Balance at the end of the year	$114	$118	$126

(e) Prepaid expenses and other assets

Prepaid expenses and other current assets consist of office space security deposits, deposits with vendors, prepaid licensing fees, supplies, and time clocks available for sale or lease.

(f) Property and Equipment and Long-Lived Assets

Property and equipment are stated at cost. Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets, generally three to seven years for most classes of assets, or over the term of the related lease for leasehold improvements.

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares the undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

(g) Internal-Use Software

The Company applies ASC 350-40, Intangibles—Goodwill and Other—Internal-Use Software, to the accounting for costs of internal-use software. Software development costs are capitalized when application development begins, it is probable that the project will be completed, and the software will be used as intended. Costs associated with preliminary project stage activities, training, maintenance and all other post implementation stage activities are expensed as incurred. The Company also capitalizes certain costs related to specific upgrades and enhancements when it is probable the expenditures will result in significant additional functionality. The capitalization policy provides for the capitalization of certain payroll costs for employees who are directly associated with developing internal-use software as well as certain external direct costs. Capitalized employee costs are limited to the time directly spent on such projects.

Capitalized internal-use software costs are amortized on a straight-line basis over the estimated useful lives, generally 18 to 24 months, depending on the expected life of the application enhancement. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

(h) Goodwill and other intangible assets, net of accumulated amortization

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.  As described in Note 5, the Company has recorded goodwill in connection with the acquisition of BFKMS, Inc. Goodwill is not amortized, but instead is tested for impairment at least annually. ASU 2011-08, Testing Goodwill for Impairment provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step impairment test.  If it is the case that the estimated fair value of a reporting unit is less than its carrying amount, including goodwill, the two-step goodwill impairment test is required.  Otherwise no further analysis is required.

If the two-step goodwill impairment test is required, first the fair value of the reporting unit is compared with its carrying amount, including goodwill.  If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test.  Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the goodwill.  The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill.  Fair value of the reporting unit is determined using a discounted cash flow analysis.  If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company will perform its annual impairment review of goodwill in its fiscal fourth quarter and when a triggering event occurs between annual impairment tests.  However, given that the Company did not have recorded goodwill until its fiscal fourth quarter of 2014, no impairment tests were required to be completed.

Intangible assets are comprised primarily of client list acquisitions and are reported net of accumulated amortization on the Consolidated Balance Sheets. Client relationships use the straight-line method of amortization over an accelerated nine year time frame, while the non-solicitation agreement uses the straight-line method of amortization over the three year life of the agreement. The Company tests intangible assets for potential impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

(i) Deferred Rent

The Company has operating lease agreements for its office space, which contain provisions for future rent increases, periods of rent abatement and build-out allowances. The Company records monthly rent expense for each lease equal to the total payments due over the lease term, divided by the number of months of the lease term. Build-out allowances are recorded as part of leasehold improvements and the incentive is amortized over the lease term against depreciation. The difference between recorded rent expense and the amount paid is reflected as “Deferred Rent” in the accompanying balance sheets.

(j) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Accordingly, the impact of the American Taxpayer Relief Act of 2012, which was enacted on January 2, 2013, on deferred tax assets and liabilities and current taxes for the last six months of the fiscal year ended June 30, 2012 was recognized in the year ended June 30, 2013. Research and development tax credits are recognized using the flow-through method in the year the credit arises.

Valuation allowances are provided when necessary to reduce deferred tax assets to the amount more likely than not to be realized. Significant management judgment is required in determining the period in which the reversal of a valuation allowance should occur. The Company is required to consider all available evidence, both positive and negative, such as historical levels of income and future forecasts of taxable income among other items, in determining whether a full or partial release of its valuation allowance is required. The Company is also required to schedule future taxable income in accordance with accounting standards that address income taxes to assess the appropriateness of a valuation allowance, which further requires the exercise of significant management judgment.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties as an element of income tax expense.

(k) Revenue Recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 605-25, Revenue Recognition—Multiple Element Arrangements, Accounting Standards Update No. 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), and Staff Accounting Bulletin 104, Revenue Recognition. Revenue is recognized when there is persuasive evidence that an arrangement exists, delivery has occurred, the fee is fixed or determinable and collection of the revenue is probable.

The Company derives its revenue predominantly from recurring fees and non-recurring service fees. Recurring fees are collected under agreements for payroll, timekeeping, HR-related cloud-based computing services and monthly time clock rentals, all of which are generally cancellable by the client on 60 days’ notice or less. Non-recurring service fees consist mainly of implementation and custom reporting services. Such fees are billed to clients and revenue is recorded upon completion of the service. The Company’s agreements do not include general rights of return and do not provide clients with the right to take possession of the software supporting the services being provided. As such, the agreements are accounted for as service contracts.

Interest income collected on funds held for clients is recognized in recurring revenues when earned as the collection, holding and remittance of these funds are critical components of providing these services.

Most multiple-element arrangements include a short implementation services phase which involves establishing the client within and loading data into the Company’s cloud-based applications. Such activities are performed by either the Company or a third party vendor. Major recurring fees included in multiple-element arrangements include:

•         Payroll processing and related services, including payroll reporting and tax filing services delivered on a weekly, biweekly, semi-monthly, or monthly basis depending upon the payroll frequency of the client and on an annual basis if a client selects W-2 preparation and processing services,

•         Time and attendance reporting services, including time clock rentals, delivered on a monthly basis, and

•         Cloud-based HR software solutions, including employee administration and benefits enrollment and administration, delivered on a monthly basis.

For each agreement, the Company evaluates whether the individual deliverables qualify as separate units of accounting. If one or more of the deliverables does not have standalone value upon delivery, which is typical of the payroll and human capital management (“HCM”) services our customers contract for, the deliverables that do not have standalone value are generally combined and treated as a single unit of accounting by frequency of occurrence for the product category involved such as biweekly payroll or monthly timekeeping services. Revenues for arrangements treated as a single unit of accounting are generally recognized within the same month that the services are rendered given that the agreements are cancellable with 60 days’ or less notice.

In determining whether implementation services can be accounted for separately from recurring revenues, the Company considers the nature of the implementation services and the availability of the implementation services from other vendors. The Company was able to establish standalone value for implementation activities based on the activity of third-party vendors that perform these services and accounts for such implementation services separate from the recurring revenues.

If the recurring services have standalone value upon delivery, the Company accounts for each separately and revenues are recognized as services are delivered with allocation of consideration based on the relative selling price method as established in ASU 2009-13. That method requires the selling price of each element in a multiple-deliverable arrangement to be based on, in descending order: (i) vendor specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of fair value (“TPE”) or (iii) management’s best estimate of the selling price (“BESP”).

The Company is not able to establish VSOE because the deliverables are sold across an insufficiently narrow range of prices on a stand-alone basis and is also not able to establish TPE because no third-party offerings are reasonably comparable to the Company’s offerings. The Company thus established its BESP by service offering, requiring the use of significant estimates and judgment. The Company considers numerous factors, including the nature of the deliverables themselves; the geography of the sale; and pricing and discounting practices utilized by the Company’s sales force. Arrangement consideration is allocated to each deliverable based on the established BESP and subject to the limitation that because the arrangements are cancellable with 60 days’ or less notice, recurring revenue is not allocated to any deliverable until the consideration has been earned, typically with each payroll cycle or monthly, depending on the service.

Revenues generated from sales through partners or utilizing partner services are recognized in accordance with the appropriate accounting guidance of Accounting Standards Codification 605-45, Principal Agent Considerations. The Company reports revenue generated through partners or utilizing partner services at the gross amount billed to clients when (i) the Company is the primary obligor, (ii) the Company has latitude to establish the price charged and (iii) the Company bears the credit risk in the transaction.

Sales taxes collected from clients and remitted to governmental authorities where applicable are accounted for on a net basis and therefore are excluded from revenues in the statements of operations.

(l) Cost of Revenues

Cost of revenues consists primarily of the cost of recurring revenues and implementation services which are expensed when incurred. Cost of revenues for recurring revenues consists primarily of costs to provide recurring services and support to our clients, and includes amortization of capitalized software. Cost of revenues for implementation services and other consists primarily of costs to provide implementation services and costs related to sales of payroll-related forms and time clocks.

(m) Advertising

Advertising costs are expensed as incurred. Advertising costs amounted to $32, $27 and $24 for the years ended June 30, 2012, 2013 and 2014, respectively.

(n) Equity Incentive Plan

The Company recognizes all employee stock-based compensation as a cost in the financial statements. Equity-classified awards are measured at the grant date fair value of the award and expense is recognized, net of assumed forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the award. The Company estimates grant date fair value using the Black-Scholes option-pricing model and periodically updates the assumed forfeiture rates for actual experience over their vesting terms.

Excess tax benefits of awards that are recognized in equity related to stock option exercises are reflected as financing cash inflows. The total excess income tax benefits recognized for stock-based compensation arrangements was $206 and $63 for the years ended June 30, 2012 and 2013, respectively.  There were no excess income tax benefits recognized for stock-based compensation arrangements for the year ended June 30, 2014.

(o) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(p) Segment Information

The Company’s chief operating decision maker reviews the financial results of the Company in total when evaluating financial performance and for purposes of allocating resources. The Company has thus determined that it operates in a single cloud-based software solution reporting segment.

(q) Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standard Board (FASB) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 supersedes a majority of existing revenue recognition guidance under US GAAP, and requires companies to recognize revenue when it transfers goods or services to a customer in an amount that reflects the consideration to which a company expects to be entitled. Companies may need to apply more judgment and estimation techniques or methods while recognizing revenue, which could result in additional disclosures to the financial statements. Topic 606 allows for either a “full retrospective” adoption or a “modified retrospective” adoption. The Company is currently evaluating which adoption method it will use. Early application is not permitted. The Company plans on adopting ASU 2014-09 beginning July 1, 2017 and is currently assessing the potential effects of these changes to its consolidated financial statements.

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date.  Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements upon adoption.